Schedule of digital asset purchases and unrealized gains (losses) on digital assets (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance of digital assets
Purchases	8,460		$ 2,076
Change in fair value	(464)
Digital assets, fair value	$ 7,996